Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Total compensation cost	$ 5,494	$ 3,216
Expected weighted average recognition period of share based compensation awards	1 year 3 months 18 days